GENERAL INFORMATION (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General Information
Transportation expense	$ 24
Construction cost	1,500
Transportation capacity	11
Construction capacity	$ 20
Percentage of energy	70.00%
Percentage of gross domestic product	6.40%	10.80%
Percentage of cumulative inflation	94.80%	50.90%
Percentage of depreciation	72.50%	22.10%